Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Fair Value Measurement
24.	Fair Value Measurement
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The Group measures investments in money market funds, financial products and equity investment
s
in publicly traded compan
ies
 at fair value.
Money market funds and equity investment
s
in publicly traded companies
. The Group values its money market funds and equity investment
s
in  publicly traded compan
ies
 using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
Financial products
. The Group values its financial products investments held in certain banks or other
financial institutions using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.
Accounts receivable
,
receivables due from related parties

and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable and accrued liabilities and other payables are financial liabilities with carrying values that approximate fair value due to their short term nature.
The Group measures equity investments accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. Equity investments accounted for using the measurement alternative are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were re
-
measured during the years ended December 31, 2018 and 2019, they were classified within Level 3 in the fair value hierarchy because the Group estimated the value of the instruments based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs.